DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2016
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
Discontinued Operations

On February 23, 2016, the Trust sold, through subsidiaries which owned such interests, its equity interests in RBH - TRB Newark Holdings, LLC (the "Newark Joint Venture"), to RBH Partners III, LLC, for $16,900,000 (the "NJV Sale"). The buyer is an affiliate of the Trust's former partners in the Newark Joint Venture. The Trust recognized a gain of $15,467,000 in connection with this sale. In addition, the Trust (i) may be paid up to an additional $900,000 by the newly formed parent of the Newark Joint Venture (“Holdco”) upon the achievement of specified investment returns, development of certain properties, realization of specified cost savings and any one or more of the foregoing and (ii) has been granted a nominal profit participation interest in Holdco. None of these amounts will be recognized until received.
Other than the agreement of the Trust's subsidiary to provide an indemnity with respect to up to $2,800,000 of obligations related to the venture, neither the Trust nor its subsidiaries have any guaranty, indemnity or similar obligations with respect to the Newark Joint Venture.
As a result of the NJV Sale, the mortgage debt in principal amount of $19,500,000 (the “NJV Loan Receivable”) owed to the Trust by this venture (which was not included on the Trust's consolidated balance sheet at September 30, 2015 as such debt and the interest that had accrued thereon was eliminated in consolidation), is reflected as a real estate loan on the consolidated balance sheet at September 30, 2016. The NJV Loan Receivable is secured by various contiguous parcels on Market Street (between University Avenue and Washington Street) in Newark, NJ. The site is approximately 68,000 square feet and has approximately 303,000 square feet of rentable space. The NJV Loan Receivable matures in June 2017 and bears an annual interest rate of 11%. Six percent (6%) is to be paid on a monthly basis ("Current Interest") and five percent (5%) is deferred (the"Deferred Interest"). The NJV Loan Receivable provided that the Deferred Interest was to be paid in June 2016 and at maturity in June 2017. At September 30, 2016, the amount of Deferred Interest that has been recognized is $2,380,000.

The Trust has agreed from time-to-time to defer the payment of the Deferred Interest, and most recently entered into an agreement dated October 31, 2016 with the Newark Joint Venture pursuant to which the Trust agreed, among other things, to defer, until December 31, 2016, the payment of the Deferred Interest; provided, however, that in the event a transaction is completed prior to January 1, 2017 that results in, among other things, (a) in the release of certain of the mortgages securing the NJV Loan Receivable and (b) the Trust’s receipt of not less (i) than $5,900,000 in principal amount of the NJV Loan Receivable and (ii) $750,000 of Deferred Interest, the payment of the remaining balance of the Deferred Interest will be deferred until June 2017.

The assets and liabilities as of September 30, 2015 of the discontinued operations of the Newark Joint Venture and the statement of operations for the twelve months ended September 30, 2016 and 2015, are summarized as follows (dollars in thousands):

Balance Sheet	September 30, 2015
ASSETS
Real estate properties, net	$141,441
Restricted cash	13,277
Deposits and escrows	93
Other assets	8,734
Total assets of discontinued operations	$163,545

LIABILITIES
Mortgage payable, net of deferred costs of $9,683	$100,692
Accounts payable and accrued liabilities	6,848
Deferred income	30,990
Total liabilities of discontinued operations	$138,530

Statement of Operations
	Twelve Months Ended September 30,

	2016	2015
Revenues:
Rental and other revenue from real estate properties	$2,437	$4,335
Other income	444	1,067
Total revenues	2,881	5,402

Expenses:
Real estate operating expenses	2,277	4,610
Interest expense	2,242	4,880
Depreciation	1,150	2,241
Total expense	5,669	11,731
Income from discontinued operations	(2,788)	(6,329)
Gain on sale of partnership interest	15,467	—
Discontinued operations	$12,679	$(6,329)